DLA Piper LLP (US) 4365 Executive Drive, Suite 1100 San Diego, California 92121-2133 www.dlapiper.com
David Eisler david.eisler@dlapiper.com T 858.677.1417 F 858.638.5017

March 19, 2010

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-3628

Re:	GenMark Diagnostics, Inc. Form S-1
Request for partial relief from the requirements of Item 301 of Regulation S-K

Ladies and Gentlemen:

On behalf of GenMark Diagnostics, Inc. (the “Company”), which on the date hereof has submitted for review a registration statement on Form S-l (the “Registration Statement”) with the Securities and Exchange Commission (the “Commission”), we hereby respectfully request the staff of the Commission (the “Staff”) grant partial relief from the requirements of Item 301 of Regulation S-K with respect to the selected consolidated financial data for the year ended December 31, 2005 for the reasons described below.

Background

The Company was formed by Osmetech plc (“Osmetech”) in Delaware in February 2010, and prior to the consummation of the offering described in the Registration Statement (the “Offering”), has nominal assets and no operations. Immediately prior to the closing of the Offering, the Company will acquire all of the outstanding ordinary shares of Osmetech in a reorganization under the applicable laws of the United Kingdom. Following the reorganization, Osmetech will be a wholly-owned subsidiary of the Company.

The Company’s historical financial data has been derived from the financial statements of Osmetech (its predecessor). With respect to the consolidated financial data required to be included in the Selected Consolidated Financial Data section of the Registration Statement, the Company has included the selected consolidated statement of operations and balance sheet data of Osmetech for the years ended December 31, 2006 through 2009.

Osmetech’s current business is derived from the clinical micro sensors business it acquired from Motorola on July 26, 2005. Prior to 2007, Osmetech was comprised of three business units: its current molecular testing business (initially acquired in 2005), its Blood Gas Analyzer business (initially acquired in 2003) and its GeneSensor business (initially acquired in 2004). During 2007, one of these business units, the Blood Gas Analyzer business, was sold, and the GeneSensor business was discontinued. The financial statements for 2006 and 2007 separately reflect the results of both of these business units as discontinued operations. Additionally, during calendar year 2005, Osmetech changed its fiscal year end from April 30 to December 31. Therefore, 2005 is comprised of the year ended April 30, 2005 and the eight month period from May 1 through December 31, 2005. The eight month period ended

March 19, 2010

Page Two

December 31, 2005 reflects the acquisition of the current operations (the clinical micro sensors business) from July 26, 2005 (a period of approximately five months).

Osmetech historically prepared its financial statements using generally accepted accounting principles (“GAAP”) in the United Kingdom (“UK GAAP”). Osmetech filed a Form F-1 (File No. 333-153449) in September 2008. In that Form F-1, Osmetech’s financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), with a transition date to IFRS of January 1, 2006. As Osmetech is the predecessor to the Company, which does not meet the definition of a foreign private issuer, Osmetech has prepared its financial statements in accordance with U.S. GAAP in accordance with the Financial Reporting Manual, paragraph 6410.2.d. for this Form S-1.

Osmetech withdrew its Form F-1 in December 2008, due to market conditions. In connection with the initial confidential filing of the Form F-1, Osmetech made a similar request to exclude the 2005 Selected Consolidated Financial Data in a letter to the Staff on May 30, 2008. The Commission granted Osmetech’s request to exclude the 2005 Selected Consolidated Financial Data from the Form F-1.

The selected consolidated income statement data for the years ended December 31, 2009, 2008 and 2007 and the selected consolidated balance sheet data of Osmetech as of December 31, 2009 and 2008 have been derived from the audited consolidated financial statements of Osmetech, which have been prepared in accordance with U.S. GAAP in the Company’s Form S-1. The selected consolidated financial data statement of operations of Osmetech presented in the Registration Statement for the year ended December 31, 2006 and the selected consolidated balance sheet data of Osmetech as of December 31, 2007 and 2006 have been prepared in accordance with U.S. GAAP.

Waiver Request

On behalf of the Company, based on the reasons set forth below, we respectfully request the Staff’s concurrence with the Company’s view that information for the earliest year of such five year period (2005), be omitted from the Selected Consolidated Financial Data section of the Registration Statement because such information cannot be provided, or cannot be provided on a comparable basis to the years provided without unreasonable effort or expense. The inclusion of such information would not enhance an investor’s understanding of the Company or its business for the following reasons:

•

Osmetech’s financial statements for 2005 were prepared in accordance with UK GAAP. As noted above, a large portion of Osmetch’s financial results for 2005 relate to the Blood Gas Analyzer business and the GeneSensor business, which would be shown as discontinued operations.

•

Because of Osmetech’s change in fiscal year-end in 2005, the income statement for the period from May 1, 2005 through December 31, 2005, is not, by virtue of its length, readily comparable to annual financial information. Additionally, this period only reflects the current continuing operations of Osmetech from the date the clinical micro sensors business was acquired in late July 2005.

March 19, 2010

Page Three

•

The Company is at a stage in its development in which historical financial data for periods prior to the acquisition of its continuing business are of limited value to investors because the business units that existed prior to the acquisition of this continuing business have now been discontinued.

Disclosure

The Company has included disclosure in the Form S-1 that states:

Osmetech’s financial results for the year ended December 31, 2005 are excluded because they are of limited value to investors in assessing current operations for the following reasons: (i) they primarily relate to discontinued operations; (ii) Osmetech’s financial statements for the year ended December 31, 2005 were prepared in accordance with generally accepted accounting principles in the United Kingdom and are not comparable to the financial statements for the years ended December 31, 2009, 2008, 2007 and 2006 which were prepared in accordance with generally accepted accounting principles in the United States (US GAAP); and (iii) Osmetech changed its fiscal-year end in 2005, and as a result, the income statement for the period from May 1, 2005 through December 31, 2005, is not, by virtue of its length, readily comparable to annual financial information. As a result of these factors, preparing the selected financial data for 2005 on a US GAAP basis would entail unreasonable effort and expense and accordingly, this information has been excluded.

If you have any questions or would like to discuss this matter further, please feel free to contact me at the above phone number.

Very truly yours,

DLA Piper LLP (US)

/s/ David Eisler

David Eisler

Associate